LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE (expressed in HK$ and US$ per shares)
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods presented:

	For the years ended December 31,
	2020	2021	2022
	HK$’000	HK$’000	HK$’000
Net loss attributable to the ordinary shareholders	(96,325)	(128,020)	(98,491)
Weight-average common stock outstanding (expressed in number of shares)
Basic and Diluted	472,358,725	487,825,400	572,592,877
Loss per share (expressed in HK$ per shares)
Basic and Diluted	(0.204)	(0.262)	(0.172)